                 PROSPECTUS SUPPLEMENT DATED SEPT. 29, 2006*

PRODUCT NAME                                                           PROSPECTUS FORM #      DATE
------------                                                           -----------------      ----
IDS Life of New York Variable Universal Life IV/
IDS Life of New York Variable Universal Life IV - Estate Series             S-6419 H         5/1/06

The information in this supplement updates and amends certain information contained in the variable life insurance policy prospectus listed above. Please read it carefully and keep it with your variable life insurance policy prospectus.

The following information has been replaced in the table under "The Variable Account and the Funds" section of the prospectus:

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FUND NAME                          INVESTMENT OBJECTIVE AND POLICIES    INVESTMENT ADVISOR
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RiverSource Variable Portfolio -    Long-term growth of capital.        RiverSource Investments,
Select Value Fund                   Invests primarily in common         adviser; Systematic Financial
                                    stocks, preferred stocks and        Management, L.P. and WEDGE
                                    securities convertible into         Capital Management L.L.P.,
                                    common stocks that are listed       subadvisers.
                                    on a nationally recognized
                                    securities exchange or traded
                                    on the NASDAQ National Market
                                    System of the National
                                    Association of Securities
                                    Dealers. The Fund invests in
                                    mid-cap companies as well as
                                    companies with larger and
                                    smaller market capitalizations.
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THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

S-6419-9 A (9/06)
*Destroy date: May 1, 2007